Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (66,304)	$ (70,130)
Unrealized foreign exchange gain (loss) from cumulative translation adjustments	1,017	(617)
Comprehensive Loss	$ (65,287)	$ (70,747)